J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 25, 2011 to the Prospectuses dated November 1, 2010, as supplemented

The portfolio manager information for the Fund in the section titled “Portfolio Management” in the Fund’s “Risk/Return Summary” and the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers” are hereby deleted in their entirety and replaced with the corresponding information below:

The information below replaces the corresponding information in the section titled “Management” in the Fund’s Risk/Return Summary.

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Patrik Jakobson	2002	Managing Director
Michael Schoenhaut	2009	Executive Director
Nicole Fazio	2011	Vice President
Scott Grimshaw	2005	Executive Director
Thomas Luddy	2006	Managing Director
Christopher Blum	2008	Managing Director
Jeroen Huysinga	2009	Managing Director

In addition, the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers” as they pertain to the Fund are hereby deleted in their entirety and replaced by the following:

Diversified Fund

Patrik Jakobson, Managing Director of JPMIM, is the primary portfolio manager for the Diversified Fund. In that capacity, Mr. Jakobson, together with Michael Schoenhaut, Executive Director of JPMIM, and Nicole Fazio, Vice President of JPMIM, are the portfolio managers responsible for oversight of the Fund. Together with a team of portfolio managers and analysts, they manage the portfolio construction, investment strategy selection and asset allocation processes for the overall portfolio, which is comprised of underlying equity and fixed income strategies. Mr. Jakobson, who has been with JPMIM since 1987, is responsible for managing global asset allocation portfolios and has been a portfolio manager since 1994. Mr. Schoenhaut, a CFA charterholder, has been an employee of JPMIM since 1997 and a portfolio manager since 2006. Ms. Fazio, a CFA charterholder, who has been an employee of JPMIM since 2003, is responsible for portfolio management, manager research and portfolio construction across multi-asset class portfolios and has been a portfolio manager since 2009. Prior to that time, she was a junior portfolio manager within the Global Multi-Asset Group, helping to support the global asset allocation and balanced portfolios. Thomas Luddy, Christopher T. Blum, Scott Grimshaw and Jeroen Huysinga are some of the portfolio managers of the underlying asset allocations. Mr. Luddy, Managing Director of JPMIM and a CFA charterholder, has been an employee since 1976. Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Mr. Blum, Managing Director of JPMIM and a CFA charterholder, has been the Chief Investment Officer of the U.S. Behavioral Finance Group since 2008. As such, he is responsible for the JPMorgan Intrepid strategies, including the JPMorgan Intrepid Funds, and for the behavioral small cap strategies. He also leads the behavioral finance portfolio management team, which manages the JPMorgan Intrepid Funds. Prior to his present role, Mr. Blum has worked as a portfolio manager for JPMIM or its affiliates since 2001 when he joined the firm. Mr. Grimshaw, Executive Director of JPMIM and a CFA charterholder, has been a portfolio manager on the Taxable Bond Team since 1996. He is also responsible for the government sector. Mr. Huysinga, Managing Director of JPMIM, has been with JPMIM and its affiliates since 1997 and began as a portfolio manager of Global Strategies in 2000.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-DF-311

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Emerging Markets Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 25, 2011

to the Prospectuses dated February 28, 2011, as supplemented

Effective immediately, the portfolio manager information for the Fund in the section titled “Portfolio Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Austin Forey	2005	Managing Director
Gregory A. Mattiko	2005	Executive Director
Richard Titherington	2009	Managing Director

In addition, the paragraph in the section titled “The Funds’ Management and Administration – The Portfolio Managers” as it pertains to the Fund is hereby deleted in its entirety and replaced by the following:

Emerging Markets Equity Fund

The management team is led by Austin Forey. Mr. Forey, a Managing Director, has been with JPMIM and its affiliates since 1988 and a portfolio manager since 1994. Working with Mr. Forey are Gregory A. Mattiko and Richard Titherington. Mr. Mattiko is an Executive Director of JPMIM and has been with JPMIM since 2003. Mr. Titherington, a Managing Director, is the chief investment officer and head of the Emerging Markets Equity Team. Mr. Titherington has been an employee of JPMIM and its affiliates since 1986.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS

FOR FUTURE REFERENCE

SUP-EME-311

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Emerging Markets Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 25, 2011

to the Statement of Additional Information dated February 28, 2011

Effective immediately, the information in the SAI under the headings “Portfolio Managers — Other Accounts Managed” and “Portfolio Managers — Ownership of Securities” with respect to the JPMorgan Emerging Markets Equity Fund is hereby deleted in their entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of October 31, 2010:

Non-Performance Based Fee Advisory Accounts
	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Emerging Markets Equity Fund
Austin Forey	1	1,062,332	9	14,375,848	3	953,410
Gregory A. Mattiko	1	1,062,332	1	273,554	0	0
Richard Titherington	1	1,062,332	8	3,828,999	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2010:

Performance Based Fee Advisory Accounts
	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Emerging Markets Equity Fund
Austin Forey	0	0	0	0	3	1,042,068
Gregory A. Mattiko	0	0	1	509,999	1	378,804
Richard Titherington	0	0	3	362,201	1	114,136

Portfolio Managers — Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2010:

Aggregate Dollar Range of Securities in Portfolio
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Emerging Markets Equity Fund
Austin Forey	X
Gregory A. Mattiko	X
Richard Titherington	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-EME-311

J.P. MORGAN FUNDS

JPMorgan Income Builder Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 25, 2011

to the Prospectus dated February 28, 2011, as supplemented

Effective immediately, the portfolio manager information for the JPMorgan Income Builder Fund (the “Fund”) in the section titled “Portfolio Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Neill D. Nuttall	2007	Managing Director
Jeffrey A. Geller	2007	Managing Director
Patrick Jakobson	2007	Managing Director
Anne Lester	2009	Managing Director
Michael Schoenhaut	2007	Executive Director

In addition, the paragraph in the section titled “The Fund’s Management and Administration — The Portfolio Managers” as it pertains to the Fund is hereby deleted in its entirety and replaced by the following:

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the strategy and tactical allocations for the Fund. The portfolio managers are assisted by multiple specialist teams who support the strategies of the Fund within the parameters established by the lead portfolio managers.

The Fund is managed by JPMIM’s Global Multi-Asset Group (GMAG) which is led by Neill D. Nuttall, Managing Director. Mr. Nuttall, Jeffrey A. Geller, Managing Director, Patrik Jakobson, Managing Director, Anne Lester, Managing Director, and Michael Schoenhaut, Executive Director and CFA charterholder, serve as portfolio managers for the Fund. Mr. Nuttall is Chief Investment Officer (CIO) of GMAG, with particular responsibility for total return and convertible bond portfolios. An employee since 1984 and a portfolio manager of the Fund since its inception, Mr. Nuttall was most recently a qualitative portfolio manager in the Currency Group and a member of the Currency Investment Policy Committee. As CIO and head of the U.S. GMAG, Mr. Geller has investment oversight responsibility for all accounts managed by the group, and is leading the initiative to develop a multiasset class, absolute return vehicle. Before joining JPMIM in 2006, Mr. Geller was director of Hedge Fund Investments at Russell Investment Group, where he served as chairman of Russell’s hedge fund investment committee. Prior to that, Mr. Geller was a senior partner at BEA Associates (Credit Suisse Asset Management), where he had responsibility for managing equity and currency overlay and relative value arbitrage strategies. Mr. Geller has been a portfolio manager of the Fund since its inception. Mr. Jakobson is a senior portfolio manager and head of Balanced Strategies for the U.S. GMAG and is responsible for managing GMAG’s tactical allocation investment process and global portfolio strategy. An employee of JPMIM since 1987 and a portfolio manager of the Fund since its inception, Mr. Jakobson has served as portfolio manager for the firm’s global asset allocation and balanced portfolios since 1995 and has worked extensively with institutional clients on strategic asset allocation issues. Ms. Lester has been an employee of JPMIM since 1992, a member of GMAG since 2000 and a portfolio manager of the Fund since December 2009. She plays a key role in defined contribution asset allocation strategies and is also the portfolio manager for a number of defined benefit plans. Ms. Lester joined the firm as a fixed income and currency trader and portfolio manager in the firm’s Milan office, and relocated to the New York office in 1997. Mr. Schoenhaut is head of portfolio construction and implementation for GMAG in the U.S. He is a member of the Investment Committee of the U.S. GMAG and focuses on portfolio construction, manager analysis and tactical asset allocation. An employee since 1997 and a portfolio manager of the Fund since its inception, he is also a senior portfolio manager for balanced strategies, responsible for quantitative research and implementation of strategy across balanced accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-IB-311

J.P. MORGAN FUNDS

JPMorgan Income Builder Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 25, 2011

to the Statement of Additional Information dated February 28, 2011

Effective immediately, the information in the SAI Part I under the headings “Portfolio Managers — Other Accounts Managed” and “Portfolio Managers — Ownership of Securities” with respect to the JPMorgan Income Builder Fund is hereby deleted in their entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of October 31, 2010:

Non-Performance Based Fee Advisory Accounts

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Income Builder Fund
Neill Nuttall	2	$121,000	11	$6,671,470	2	$371,700
Jeffrey Geller	10	2,883,877	0	0	0	0
Patrik Jakobson	11	3,464,001	0	0	20	3,963,353
Anne Lester	11	3,464,001	21	4,033,761	16	1,254,982
Michael Schoenhaut	11	3,464,001	3	353,122	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2010:

Performance Based Fee Advisory Accounts

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Income Builder Fund
Neill Nuttall	0	$0	3	$2,754,000	1	$285,300
Jeffrey Geller	0	0	0	0	1	205,000
Patrik Jakobson	0	0	0	0	3	1,915,163
Anne Lester	0	0	0	0	0	0
Michael Schoenhaut	0	0	0	0	0	0

SUP-SAI-IB-311

Portfolio Managers — Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manger, as of October 31, 2010:

Aggregate Dollar Range of Securities in Portfolio

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Income Builder Fund
Neill Nuttall	X
Jeffrey Geller	X
Patrik Jakobson	X
Anne Lester	X
Michael Schoenhaut			X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE